Subsequent Events (Tables)	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Schedule of Preliminary Assets and Liabilities	The table below shows the preliminary assets and liabilities acquired by the Company in August 06,2024:
Novo Horizonte

Assets	94,165
Cash and cash equivalents	12
Inventories	433
Recoverable taxes and other credits	2,324
Deferred taxes	28,265
Property, plant and equipment	21,314
Right -of-use assets	41,817

Liabilities	87,660
Loans financing	31,101
Trade accounts payable and other liabilities	9,994
Leases payable	44,565
Future capital increase	2,000

Total net assets acquired	6,505
Gain with bargain purchase	(348)
Total consideration	6,157